Label	Element	Value
THIRD AVENUE VALUE PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Third Avenue Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Third Avenue Value Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold shares of the Third Avenue Value Portfolio (the "Portfolio") through a separate account ("Account") of an insurance company ("Participating Insurance Company") that issues variable annuity contracts or variable life insurance policies ("Contracts"). The insurance company contract through which you invest may have other additional fees and expenses. If such fees and expenses were reflected, the figures in the table would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the net asset value of your investment):
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Portfolio Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.48%	[1]
Fee Deferred/Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Net Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	1.30%	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example does not reflect separate account charges. If these charges were included, overall expenses would be higher. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same giving effect to the Expense Limitation Agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	rr_ExpenseExampleYear01	$ 132
Year 3	rr_ExpenseExampleYear03	450
Year 5	rr_ExpenseExampleYear05	790
Year 10	rr_ExpenseExampleYear10	$ 1,752
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Portfolio generally seeks to construct a focused portfolio of high conviction opportunities. The Portfolio may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as "junk", that may be in default and may have any or no credit rating) that Third Avenue believes are undervalued. The Portfolio also invests in both domestic and foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities' intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Portfolio's disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions and may make it more difficult for the Portfolio to achieve its investment objective.

Focused Investing Risk. Although the Portfolio is classified as a diversified investment company under the Investment Company Act of 1940 (the "Act"), the Portfolio's investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Portfolio increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Portfolio does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Portfolio's acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Portfolio from time to time may be considered "non-diversified" by the Act despite its classification as a diversified investment company.

Small- and Mid-Cap Risk. The Portfolio may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Portfolio can purchase and sell these securities and, thus, the value of the Portfolio's shares.

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies associated with the production of those commodities to decline.

Currency Risk. The Portfolio's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Portfolio may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Portfolio's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Portfolio's foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be.

Canadian Securities Risk. The Portfolio may invest in, and/or have exposure to, Canadian Securities. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada's largest trading partner and foreign investor. Canada's largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. In such a market, the value of such investments and the Portfolio's share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities ("junk bonds") may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Portfolio redemption requests, including requests from Participating Insurance Companies who may own a significant percentage of the Portfolio's shares, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio's share price and increase the Portfolio's liquidity risk and/or Portfolio expenses.

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio's investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities ("junk bonds"), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

High-Yield Risk. The Portfolio's investments in high-yield debt securities (commonly known as "junk bonds") may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Portfolio's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Portfolio will similarly fluctuate and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the past 10 years. The table compares the Portfolio's average annual total returns to broad measure of market performance.

These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Portfolio's performance from year to year for the past 10 years. The table compares the Portfolio's average annual total returns to broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Annual Return 2009	rr_AnnualReturn2009	45.35%
Annual Return 2010	rr_AnnualReturn2010	14.07%
Annual Return 2011	rr_AnnualReturn2011	(21.31%)
Annual Return 2012	rr_AnnualReturn2012	27.33%
Annual Return 2013	rr_AnnualReturn2013	18.97%
Annual Return 2014	rr_AnnualReturn2014	4.38%
Annual Return 2015	rr_AnnualReturn2015	(8.89%)
Annual Return 2016	rr_AnnualReturn2016	12.22%
Annual Return 2017	rr_AnnualReturn2017	13.59%
Annual Return 2018	rr_AnnualReturn2018	(20.34%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 31.02% (quarter ended 6/30/09) and the lowest return for a quarter was (24.15%) (quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending 12/31/18
One Year	rr_AverageAnnualReturnYear01	(20.34%)
Five Years	rr_AverageAnnualReturnYear05	(0.70%)
Ten Years	rr_AverageAnnualReturnYear10	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 1999
THIRD AVENUE VALUE PORTFOLIO | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(8.20%)	[2]
Five Years	rr_AverageAnnualReturnYear05	5.14%	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.29%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 1999

[1]	The Portfolio's investment adviser, Third Avenue Management LLC (the "Adviser" or "Third Avenue") has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Portfolio expenses in order to limit Net Annual Portfolio Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of the average daily net assets of the Portfolio, subject to later reimbursement by the Portfolio in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from the Portfolio fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Portfolio Operating Expenses to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser's recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture. The Expense Limitation Agreement can only be amended by agreement of the Portfolio's investment adviser and Independent board members to lower Net Annual Portfolio Operating Expenses and will terminate automatically in the event of termination of the Investment Management Agreement by one of the parties, effective upon the effectiveness of such termination.
[2]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices.